Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease, Cost [Abstract]
Cash paid for the amounts included in the measurement of leases liabilities – operating	$ 12,551	$ 8,000
Cash paid for amounts included in the measurement of lease liabilities - financing	5,049
Operating lease right-of-use assets obtained in exchange for operating leases liabilities	27,630	$ 82,300
Financing lease right-of-use assets obtained in exchange for finance lease liabilities	$ 20,120